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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 09/30/09

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	Glazer Capital, LLC

Address:237 Park Avenue, Suite 900,
   	New York, NY 10017



Form 13F File Number: 028-11674

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Paul Glazer
Title: President, CEO Glazer Capital, LLC
Phone: (212) 808-7394


Signature, Place, and Date of Signing:

Paul J Glazer			New York, NY			16 August 2009
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE


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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 25,028,272
Form 13F Information Table Value Total: $ 211,869,114



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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06/30/2009                                          	1

USD


ITEM1				ITEM 2		ITEM 3	  	ITEM 4  	 ITEM 5  	ITEM 6		SHARED
NAME OF ISSUER			TITLE  		CUSIP 		FAIR MKT   	SHRS OR  	SOLE	SHARED	OTHER
				CLASS		NUMBER		VALUE		PRIN AMOUNT  	(A)	(B)	(C)
 BANKRATE INC 			COM		06646V108	5,700,000 	200,000 	 X
 BJ SVCS CO 			COM		055482103	4,313,460 	222,000 	 X
 CAPITOL ACQUISITION CORP DEL 	COM		14055E104	3,296,230 	333,640 	 X
 CHARLOTTE RUSSE HLDG INC 	COM		161048103	8,904,910 	508,852 	 X
CITIZENS REPUBLIC BANCORP IN	COM		174420109	3,450,115 	4,539,625 	 X
EASTMAN KODAK CO		NOTE 3.375%10/1	277461BE8	3,910,086 	3,914,000 	 X
ENTERPRISE ACQUISITION CORP	COM		29365R108	11,016,412 	1,109,407 	 X
FIRST NIAGARA FINL GP INC	COM		33582V108	1,039,789 	84,330 	 	 X
GENTEK INC			COM NEW		37245X203	2,183,496 	57,400 		 X
GLOBAL BRANDS ACQUISITION CO	COM		378982102	2,042,384 	206,510 	 X
GLOBAL CONSUMER ACQST CORP	COM		378983100	8,346,376 	851,671 	 X
HIGHLANDS ACQUISITION CORP	COM		430880104	2,825,670 	286,870 	 X
INTER ATLANTIC FINANCIAL INC	COM		45890H100	618,399 	78,777 		 X
LIBERTY ACQUISITION HLDGS CO	COM		53015Y107	5,230,862 	550,617 	 X
LIBERTY MEDIA CORP NEW	ENT COM SER A		53071M500	9,149,482 	294,101 	 X
MERCK & CO INC			PUT		589331957	274,340 	946 		 X
MERCK & CO INC			PUT		589331957	54,740 	 	238 		 X
MSC SOFTWARE CORP		COM		553531104	9,548,857 	1,135,417 	 X
OMNITURE INC			COM		68212S109	864,032 	40,300 		 X
ON2 TECHNOLOGIES INC		COM		68338A107	1,266,879 	2,147,252 	 X
PARALLEL PETE CORP DEL		COM		699157103	1,244,165 	392,481 	 X
PEPSICO INC			COM		713448108	3,374,475 	57,526 		 X
PEROT SYS CORP			CALL		714265905	591,000 	600 		 X
PEROT SYS CORP			CALL		714265905	292,500 	300 		 X
PEROT SYS CORP			CALL		714265905	9,850 		10 		 X
PEROT SYS CORP			CL A		714265105	13,525,321 	455,398 	 X
PROSPECT ACQUISITION CORP	COM		74347T103	4,969,760 	501,996 	 X
SAPPHIRE INDUSTRIALS CORP	COM		80306T109	7,393,138 	745,276 	 X
SCHERING PLOUGH CORP		PFD CONV MAN07	806605705	5,839,362 	24,060 		 X
SECURE AMER ACQUISITION CORP	COM		81372L103	521,892 	66,146 		 X
SEPRACOR INC			CALL		817315904	114,450 	210 		 X
SEPRACOR INC			COM		817315104	19,087,287 	833,506 	 X
SP ACQUISITION HOLDINGS INC	COM		78470A104	13,854,240 	1,413,698 	 X
SPORTS PPTYS ACQUISITION	COM		84920F107	5,209,561 	528,353 	 X
SPSS INC			COM		78462K102	2,901,177 	58,070 		 X
SUN MICROSYSTEMS INC		COM NEW		866810203	2,600,649 	286,100 	 X
TRIAN ACQUISITION I CORP	COM		89582E108	754,756 	77,570 		 X
TRIPLECROWN ACQUISITION CORP	COM		89677G109	12,831,936 	1,322,880 	 X
TWEEN BRANDS INC		COM		901166108	4,650,233 	554,259 	 X
UNITED REFINING ENERGY CORP	COM		911360105	7,187,273 	722,339 	 X
VARIAN INC			COM		922206107	4,257,536 	83,383 		 X
WYETH				COM		983024100	16,622,036 	342,158 	 X






			 					$211,869,114 	25,028,272



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